Investments in Associates and Joint Arrangements - Summarized Financial Information on the Bank's Investment (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of joint ventures [line items]
Total assets	$ 445,239,870	$ 540,301,708
Total Liabilities	339,183,484	446,608,767
Shareholders' equity	106,056,386	93,692,941	$ 109,900,637	$ 72,152,531
Wordline Argentina SA [member]
Disclosure of joint ventures [line items]
Total assets	380,560	415,782
Total Liabilities	92,572	91,742
Shareholders' equity	$ 287,988	$ 324,040
Proportional Bank's interest	50.00%	50.00%
Investment carrying amount	$ 143,994	$ 162,020